Cover Page	Mar. 10, 2023
Cover [Abstract]
Entity Ex Transition Period	false
Entity Central Index Key	0001736946
Entity Emerging Growth Company	true
Title of 12(b) Security	Common Stock, par value $0.001 per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
City Area Code	408
Entity Tax Identification Number	38-4061754
Document Type	8-K
Document Period End Date	Mar. 10, 2023
Entity Registrant Name	ARLO TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38618
Entity Address, Address Line One	2200 Faraday Ave., Suite #150
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
Local Phone Number	890-3900
Trading Symbol	ARLO
Security Exchange Name	NYSE
Amendment Flag	false